FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-3006

John Hancock Bond Trust
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  (Exact name of registrant as specified in charter)

601 Congress Street
Boston, Massachusetts 02210-2805
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  (Address of principal executive offices)

Amanda Spring
601 Congress Street
Boston, Massachusetts 02210-2805
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  (Name and address of agent for service)


Registrant's telephone number, including area code: 1-800-225-5291

Date of Fiscal year-end: 6/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005

   Item 1. Proxy Voting Record
   Account Number: 12721200 High Yield Fund

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   American Pacific Corporation APFC  028740108  3/8/05  Annual
   1.01   Elect John R. Gibson MGMT YES WHOLD AGNST
   1.02   Elect Jan H. Loeb MGMT YES WHOLD AGNST
   1.03   Elect Norval F. Pohl MGMT YES WHOLD AGNST
   1.04   Elect C. Keith Rooker MGMT YES WHOLD AGNST
   1.05   Elect Jane L. Williams MGMT YES WHOLD AGNST
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   AMR Corp AMR  001765106  5/18/05  Annual
   1.01   Elect Gerard J. Arpey MGMT YES FOR FOR
   1.02   Elect John W. Bachmann MGMT YES FOR FOR
   1.03   Elect David L. Boren MGMT YES FOR FOR
   1.04   Elect Edward A. Brennan MGMT YES FOR FOR
   1.05   Elect Armando M. Codina MGMT YES FOR FOR
   1.06   Elect Earl G. Graves Sr. MGMT YES FOR FOR
   1.07   Elect Ann McLaughlin Korologos MGMT YES FOR FOR
   1.08   Elect Michael A. Miles MGMT YES FOR FOR
   1.09   Elect Philip J. Purcell MGMT YES WHOLD AGNST
   1.10   Elect Joseph M. Rodgers MGMT YES FOR FOR
   1.11   Elect Judith Rodin MGMT YES FOR FOR
   1.12   Elect Matthew K. Rose MGMT YES FOR FOR
   1.13   Elect Roger T. Staubach MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR
   3.00   Director tenure/retirement age SHLDR YES AGNST FOR

   DIRECTV Group Inc DTV  25459L106  6/1/05  Annual
   1.01   Elect Ralph F. Boyd Jr. MGMT YES FOR FOR
   1.02   Elect James M. Cornelius MGMT YES FOR FOR
   1.03   Elect David F. DeVoe MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Dobson Communications   256069402  6/15/05  Annual
   1.01   Elect Mark S. Feighner MGMT YES FOR FOR
   1.02   Elect Justin L. Jaschke MGMT YES FOR FOR
   1.03   Elect Albert H. Pharis Jr. MGMT YES FOR FOR
   2.00   Increase authorized common stock MGMT YES FOR FOR
   3.00   Ratify selection of auditors MGMT YES FOR FOR

   Dobson Communications DCEL  256069105  6/15/05  Annual
   1.01   Elect Mark S. Feighner MGMT YES FOR FOR
   1.02   Elect Justin L. Jaschke MGMT YES FOR FOR
   1.03   Elect Albert H. Pharis Jr. MGMT YES FOR FOR
   2.00   Increase authorized common stock MGMT YES FOR FOR
   3.00   Ratify selection of auditors MGMT YES FOR FOR

   Glasstech Inc   377265707  2/18/05  Annual
   1.00   AMENDMENT OF ARTICLE C. OF ARTICLE FOURTH OF THE AMENDED MGMT
   YES FOR FOR

   Isle of Capri Casinos Inc ISLE  464592104  10/8/04  Annual
   1.01   Elect Bernard Goldstein MGMT YES FOR FOR
   1.02   Elect Robert S. Goldstein MGMT YES FOR FOR
   1.03   Elect Emanuel Crystal MGMT YES FOR FOR
   1.04   Elect Alan J. Glazer MGMT YES FOR FOR
   1.05   Elect W. Randolph Baker MGMT YES FOR FOR
   1.06   Elect Jeffrey D. Goldstein MGMT YES FOR FOR
   1.07   Elect John G. Brackenbury MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR

   Jazztel JAZ  G5085M101  3/30/05  Annual
   1.00   Approve financial statements MGMT YES FOR FOR
   2.00   Elect Leopoldo Fernendez Pujals MGMT YES FOR FOR
   3.00   Elect Jose Ortiz Martinez MGMT YES FOR FOR
   4.00   Elect Rafael Conejos Miquel MGMT YES FOR FOR
   5.00   Elect Luis Carlos Crossier Batista MGMT YES FOR FOR
   6.00   Elect Javier Ibanez de la Cruz MGMT YES FOR FOR
   7.00   Elect Jose Luis Navarro Marques MGMT YES FOR FOR
   8.00   Elect Luis Velasco Rodriguez MGMT YES FOR FOR
   9.00   Approve remuneration policy MGMT YES FOR FOR
   10.00   Increase authorized capital MGMT YES FOR FOR
   11.00   Issue stock w/ preemptive rights MGMT YES FOR FOR
   12.00   Appoint auditors and set their fees MGMT YES FOR FOR
   13.00   Issue stock w/o preemptive rights MGMT YES FOR FOR

   Magellan Health Services MGLN  559079207  5/18/05  Annual
   1.01   Elect Robert Haft MGMT YES FOR FOR
   1.02   Elect William J. McBride MGMT YES FOR FOR
   1.03   Elect Robert M. Le Blanc MGMT YES FOR FOR
   2.00   Adopt the 2005 Director Stock Compensation Plan MGMT YES AGNST
   AGNST
   3.00   Ratify selection of auditors MGMT YES FOR FOR

   Metrocall Holdings Inc MTOH  59164X105  11/8/04  Special
   1.00   Approve Merger/Acquisition MGMT YES FOR FOR

   Northwest Airlines Corp NWAC  667280101  6/30/05  Annual
   1.01   Elect Roy J. Bostock MGMT YES FOR FOR
   1.02   Elect John M. Engler MGMT YES FOR FOR
   1.03   Elect Robert L. Friedman MGMT YES FOR FOR
   1.04   Elect Doris Kearns Goodwin MGMT YES FOR FOR
   1.05   Elect Dennis F. Hightower MGMT YES FOR FOR
   1.06   Elect Jeffrey G. Katz MGMT YES FOR FOR
   1.07   Elect Frederic V. Malek MGMT YES FOR FOR
   1.08   Elect Vappalak A. Ravindran MGMT YES FOR FOR
   1.09   Elect Douglas M. Steenland MGMT YES FOR FOR
   1.10   Elect Leo M. van Wijk MGMT YES WHOLD AGNST
   1.11   Elect Gary L. Wilson MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR
   3.00   Adopt the 1999 Stock Incentive Plan MGMT YES AGNST AGNST

   Pathmark Stores Inc PTMK  70322A101  6/9/05  Special
   1.00   Approve common stock issuance MGMT YES FOR FOR
       Approve warrants exercisable for common stock

   Pinnacle Airlines PNCL  723443107  5/12/05  Annual
   1.01   Elect James E. McGehee Jr. MGMT YES FOR FOR
   1.02   Elect Philip H. Trenary MGMT YES FOR FOR
   1.03   Elect Robert A. Peiser MGMT YES FOR FOR

   Sunterra Corp SNRR  86787D117  2/25/05  Annual
   1.01   Elect Nicholas J. Benson MGMT YES WHOLD AGNST
   1.02   Elect Olof S. Nelson MGMT YES WHOLD AGNST
   1.03   Elect James A. Weissenborn MGMT YES WHOLD AGNST
   1.04   Elect David Gubbay MGMT YES WHOLD AGNST
   1.05   Elect James H. Dickerson Jr. MGMT YES WHOLD AGNST
   1.06   Elect Charles F. Willes MGMT YES WHOLD AGNST
   2.00   Adopt Stock Incentive Plan MGMT YES AGNST AGNST

   Teco Energy Inc TE  872375100  4/27/05  Annual
   1.01   Elect DuBose Ausley MGMT YES FOR FOR
   1.02   Elect James L. Ferman Jr. MGMT YES FOR FOR
   1.03   Elect James O. Welch Jr. MGMT YES FOR FOR
   1.04   Elect Paul L. Whiting MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   USA Mobility Inc USMO  90341G103  5/18/05  Annual
   1.01   Elect David Abrams MGMT YES FOR FOR
   1.02   Elect James V. Continenza MGMT YES FOR FOR
   1.03   Elect Nicholas A. Gallopo MGMT YES FOR FOR
   1.04   Elect Vincent D. Kelly MGMT YES FOR FOR
   1.05   Elect Brian O'Reilly MGMT YES FOR FOR
   1.06   Elect Matthew Oristano MGMT YES FOR FOR
   1.07   Elect William E. Redmond Jr. MGMT YES FOR FOR
   1.08   Elect Samme Thompson MGMT YES FOR FOR
   1.09   Elect Royce Yudkoff MGMT YES FOR FOR

   XM Satellite Radio Holdings XMSR  983759101  5/26/05  Annual
   1.01   Elect Gary M. Parsons MGMT YES FOR FOR
   1.02   Elect Hugh Panero MGMT YES FOR FOR
   1.03   Elect Nathaniel A. Davis MGMT YES FOR FOR
   1.04   Elect Thomas J. Donohue MGMT YES FOR FOR
   1.05   Elect Eddy W. Hartenstein MGMT YES FOR FOR
   1.06   Elect George W. Haywood MGMT YES FOR FOR
   1.07   Elect Chester A. Huber Jr. MGMT YES FOR FOR
   1.08   Elect John W Mendel MGMT YES FOR FOR
   1.09   Elect Jarl Mohn MGMT YES FOR FOR
   1.10   Elect Pierce J. Roberts Jr. MGMT YES FOR FOR
   1.11   Elect Jack Shaw MGMT YES FOR FOR
   2.00   Ratify selection of auditors MGMT YES FOR FOR

   Account Number: 12721100 Government Income

   The fund did not vote proxies relating to portfolio securities during the period covered by this report.
   Account Number: 12721300 Investment Grade Bond

   The fund did not vote proxies relating to portfolio securities during the period covered by this report.
   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust
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       (Registrant)

By:     /s/Ismail Gunes
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       (Signature & Title)

Name:   Ismail Gunes
Title:  Vice President

Date:   August 30, 2005